Subsequent Events	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the unaudited financial statements were available to issue. Based upon this review, the Company identified the following subsequent events:

The Company has deposited $80,000 on June 10, 2024 in the Company’s Trust Account to extended the period of time from June 11, 2024 to July 11, 2024 to complete the business combination.

The Company has deposited $80,000 on July 9, 2024 in the Company’s Trust Account to extended the period of time from July 11, 2024 to August 11, 2024 to complete the business combination.

The Company has deposited $80,000 on August 9, 2024 in the Company’s Trust Account to extended the period of time from August 11, 2024 to September 11, 2024 to complete the business combination.

On September 6, 2024, EVGR issued an unsecured, non-interest bearing promissory note in the principal amount of up to $1,000,000 to the Sponsor for working capital purposes.

The Company has deposited $80,000 on September 9, 2024 in the Company’s Trust Account to extended the period of time from September 11, 2024 to October 11, 2024 to complete the business combination.

Note 8 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the unaudited financial statements were available to issue. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.